Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information
Identification of operating segments is based principally upon regions served. The Partnership's reportable segments consist of the following: natural gas gathering, processing, transmission and fractionation operations located in north Texas, south Texas and the Permian Basin in west Texas (“Texas”), the pipelines and processing plants located in Louisiana and NGL assets located in south Louisiana (“Louisiana”), natural gas gathering and processing operations located throughout Oklahoma (“Oklahoma”) and crude rail, truck, pipeline, and barge facilities in the Ohio River Valley (“ORV”). The VEX Interests are included with the Partnership's ORV crude operations for segment reporting for the year ended December 31, 2014. The Partnership's sales are derived from external domestic customers.
Corporate expenses include general partnership expenses associated with managing all reportable operating segments. Corporate assets consist primarily of cash, property and equipment, including software, for general corporate support, debt financing costs and its investments in HEP and GCF. Profit in the corporate segment for the year ended 2014 includes the operating activity for intersegment eliminations and gains on derivative activity. The Partnership evaluates the performance of its operating segments based on operating revenues and segment profits.
Summarized financial information concerning the Partnership's reportable segments is shown in the following table:

	Texas	Louisiana	Oklahoma	ORV (1)	Corporate	Totals
	(In millions)
Year Ended December 31, 2014 (2):
Sales to external customers	$284.3	$1,852.3	$14.8	$261.3	$—	$2,412.7
Sales to affiliates	782.9	73.2	304.0	7.4	(94.5)	1,073.0
Purchased gas, NGLs, condensate and crude oil	(490.9)	(1,754.2)	(142.5)	(201.4)	94.5	(2,494.5)
Operating expenses	(145.4)	(68.2)	(28.6)	(41.4)	—	(283.6)
Gain on litigation settlement	—	6.1	—	—	—	6.1
Gain on derivative activity	—	—	—	—	22.1	22.1
Segment profit	$430.9	$109.2	$147.7	$25.9	$22.1	$735.8
Depreciation, amortization and impairments	$(125.9)	$(69.3)	$(49.4)	$(37.0)	$(2.7)	$(284.3)
Goodwill	$1,168.2	$786.8	$190.3	$112.5	$—	$2,257.8
Capital expenditures	$271.0	$273.1	$17.1	$183.6	$13.9	$758.7
Year Ended December 31, 2013:
Sales to external customers	$129.3	$—	$50.1	$—	$—	$179.4
Sales to affiliates	1,419.8	—	696.7	—	—	2,116.5
Purchased gas, NGLs, condensate and crude oil	(1,130.4)	—	(605.9)	—	—	(1,736.3)
Operating expenses	(121.2)	—	(35.0)	—	—	(156.2)
Segment profit	$297.5	$—	$105.9	$—	$—	$403.4
Depreciation, amortization and impairments	$(110.6)	$—	$(76.4)	$—	$—	$(187.0)
Goodwill	$325.4	$—	$76.3	$—	$—	$401.7
Capital expenditures	$147.0	$—	$66.1	$—	$—	$213.1
Year Ended December 31, 2012:
Sales to external customers	$124.4	$—	$29.5	$—	$—	$153.9
Sales to affiliates	1,232.8	—	521.1	—	—	1,753.9
Purchased gas, NGLs, condensate and crude oil	(983.3)	—	(444.8)	—	—	(1,428.1)
Operating expenses	(119.8)	—	(30.1)	—	—	(149.9)
Segment profit	$254.1	$—	$75.7	$—	$—	$329.8
Depreciation, amortization and impairments	$(98.3)	$—	$(63.5)	$—	$—	$(161.8)
Goodwill	$325.4	$—	$76.3	$—	$—	$401.7
Capital expenditures	$142.4	$—	$209.3	$—	$—	$351.7

(1) The crude oil operating activities attributable to the VEX Interests are included with ORV's crude oil activities for segment reporting.
(2) Financial information has been recast to include the financial position and results attributable to the VEX Interest.

The table below represents information about segment assets as of December 31, 2014 and 2013 (in millions):

	Years Ended December 31,
Segment Identifiable Assets:	2014 (1)	2013
Texas	$3,302.9	$1,460.0
Louisiana	3,316.5	—
Oklahoma	892.8	777.1
ORV	871.8	—
Corporate	318.0	72.7
Total identifiable assets	$8,702.0	$2,309.8

(1) Financial information has been recast to include the financial position and results attributable to the VEX Interest.
The following table reconciles the segment profits reported above to the operating income as reported in the consolidated statements of operations (in millions):

	Years Ended December 31,
	2014 (1)	2013	2012
Segment profits	$735.8	$403.4	$329.8
General and administrative expenses	(94.5)	(45.1)	(41.7)
Depreciation, amortization and impairments	(284.3)	(187.0)	(161.8)
Gain on sale of property	0.1	—	—
Operating income	$357.1	$171.3	$126.3

(1) Financial information has been recast to include the financial position and results attributable to the VEX Interest.